Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Account Balances with Related Parties
Balances of receivables and payables to related parties as of December 31, 2022 and 2021 are as follows:

		December 31, 2022				December 31, 2021
Related party	Name of entity	Receivables		Payables		Receivables		Payables
Parent company	Gung-Ho Online Entertainment, Inc.	₩	2,874	₩	3	₩	5,254	₩	7
Other company	GungHo Online Entertainment America	—		30		—		—
	Total	₩	2,874	₩	33	₩	5,254	₩	7
The details of transaction with related parties for the years ended December 31, 2022, 2021 and 2020 are as follows:

		2022				2021				2020
Related party	Name of entity	Revenue		Purchases		Revenue		Purchases		Revenue		Purchases
		(In millions of Korean won)
Parent company	Gung-Ho Online Entertainment, Inc.	₩	25,741	₩	20	₩	36,647	₩	55	₩	21,833	₩	211
Other company	GungHo Online Entertainment America	—		42		—		—		—		—
	Total	₩	25,741	₩	62	₩	36,647	₩	55	₩	21,833	₩	211

Summary of Key Management Personnel Compensation
The compensation for the key management personnel (registered directors), for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022		2021		2020
	(In millions of Korean won)
Salaries	₩	1,503	₩	1,472	₩	1,177